     As filed with the Securities and Exchange Commission on April 27, 2004

                          Registration No. 333-________

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                       Pre-Effective Amendment No. ___                   [_]

                      Post-Effective Amendment No. ___                   [_]

                        (Check appropriate box or boxes)

                                   ----------

                Exact Name of Registrant as Specified in Charter:

                             WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 552-9612

           Address of Principal Executive Offices, including Zip Code:
                                525 Market Street
                         San Francisco, California 94163

                                   ----------

                     Name and Address of Agent for Service:

                                C. David Messman
                      c/o Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                         San Francisco, California 94105

                                 With copies to:

                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006

                                   ----------

It is proposed that this filing will become automatically effective on May 27, 2004 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                             WELLS FARGO FUNDS TRUST
                              CROSS-REFERENCE SHEET

                           Items Required by Form N-14
                           ---------------------------

Letter to Shareholders
----------------------

Notice of Special Meeting
-------------------------

PART A
------

Item No.     Prospectus Caption
--------     -------------------------------------------------------------------

   1         Cover Page
             Cross-Reference Sheet
             Front Cover Page of Combined Prospectus/Proxy Statement

   2         Table of Contents

   3         Summary

   4         Summary
             Terms of the Reorganization
             Board Consideration of the Reorganization
             Material Federal Income Tax and Federal Income Tax Opinions Existing and Pro Forma Capitalizations

   5         Summary
             Terms of the Reorganization

   6         Summary
             Terms of the Reorganization

   7         Information on Voting

   8         Not Applicable

   9         Not Applicable

PART B
------

Item No.     Statement of Additional Information Caption
--------     -------------------------------------------------------------------

   10        Cover Page

   11        Table of Contents

   12 Incorporation of Documents by Reference in Statement of Additional Information

   13 Incorporation of Documents by Reference in Statement of Additional Information

   14 Incorporation of Documents by Reference in Statement of Additional Information

PART C
------

Item Nos.
---------
15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement

THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

(A) From Post-Effective Amendment No. 71 of Wells Fargo Funds Trust, filed March 10, 2004, (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated May [24], 2004, describing the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund;

(B) From Post-Effective Amendment No. 69 of The Advisors' Inner Circle Fund, filed March 1, 2004 (SEC File No. 33-42484; 811-06400): the Prospectus and Statement of Additional Information dated March 1, 2004, describing the C&B Large Cap Value Portfolio, C&B Mid Cap Value Portfolio and C&B Tax-Managed Portfolio; and

(C) The audited financial statements and related independent auditors' report for the C&B Large Cap Value Portfolio, C&B Mid Cap Value Portfolio and C&B Tax-Managed Value Portfolio of The Advisors' Inner Circle Fund, contained in the Annual Report for the fiscal year ended October 31, 2003, as filed with the SEC on January 2, 2004.

                               The C&B Portfolios

                           Important Proxy Information

                          Please take a moment to read.

--------------------------------------------------------------------------------
  The enclosed document is a Proxy Statement with a proposal regarding the C&B
   Portfolios. The information below highlights the principal aspects of the proposal, which is subject to a shareholder vote. We encourage you to read the full text of the enclosed Proxy Statement.
--------------------------------------------------------------------------------

What am I being asked to vote on?
The Board of Trustees of the C&B Portfolios has unanimously approved a plan of reorganization of each of the C&B Portfolios into a corresponding Wells Fargo Fund ("the Funds"). In the reorganization, Cooke & Bieler, L.P. ("C&B"), will remain independently owned and will continue its investment management responsibilities for the Funds under a new sub-advisory agreement with Wells Fargo Funds Management, LLC. Wells Fargo Funds Management will assume the administrative and advisory functions for the Funds.
--------------------------------------------------------------------------------

Why has the Board of Trustees recommended that I vote in favor of the reorganization?
In reaching its conclusion that the reorganization will benefit shareholders, the Board considered the following factors:

..    Wells Fargo Funds(R) offers a significantly greater distribution network, which should enhance the viability of the Funds through increased sales, enhanced market presence and improved operating efficiencies.

..    Wells Fargo Funds, a family of over 75 mutual funds, represents a wider product array and an enhanced range of investment options for C&B shareholders.

..    Wells Fargo Funds will offer C&B shareholders access to an expanded line-up of diversified products from which to choose, more financial services, and increased investor services including on-line transaction capabilities.

..    Wells Fargo & Company, the parent company of Wells Fargo Funds Management, is a broadly diversified financial services company with an established name in the investment industry. C&B's experience in value-style investing will broaden and deepen the extensive investment capabilities of Wells Fargo Funds, benefiting both C&B and Wells Fargo Funds shareholders.
--------------------------------------------------------------------------------

Is Wells Fargo buying Cooke & Bieler?
No. C&B will remain an independently owned investment advisory firm. The reorganization as a whole arises out of C&B's decision to focus its efforts exclusively on its core strength of providing investment management services. Wells Fargo Funds Management and C&B will enter into a sub-advisory agreement in which C&B will provide the day-to-day investment management duties for the Funds.
--------------------------------------------------------------------------------

Will my Fund continue to be a no-load Fund?
Yes. All current C&B shareholders will have their shares converted to Class D shares -- a no-load share class -- of a corresponding Wells Fargo Fund. In addition, shareholders who purchased their shares directly from C&B and participate in the reorganization will have the opportunity to purchase certain classes of other funds in the Wells Fargo Funds family at net asset value, i.e., without paying the customary front-end sales load.
--------------------------------------------------------------------------------

Whom should I call with questions about the voting process?
If you have any questions regarding the proposal or how to vote your shares, you may call (866) 800-4342 or visit our website at www.cooke-bieler.com.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE: PLEASE COMPLETE THE ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE. FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL, BY CALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT, OR VIA THE INTERNET AT THE WEBSITE ADDRESS PRINTED ON YOUR PROXY BALLOT.
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                                                                    May 27, 2004

Dear Valued Shareholder:

We are seeking your approval of a proposed reorganization (the "Reorganization") of your C&B Portfolio into a corresponding Wells Fargo Fund (an "Acquiring Fund"), as shown in the chart below.

----------------------------------------------------------------------------
          C&B Portfolio                       Acquiring Fund
----------------------------------------------------------------------------
C&B Large Cap Value Portfolio     Wells Fargo C&B Large Cap Value Fund(SM)
C&B Mid Cap Value Portfolio       Wells Fargo C&B Mid Cap Value Fund(SM)
C&B Tax-Managed Value Portfolio   Wells Fargo C&B Tax-Managed Value Fund(SM)

The Board of Trustees of The Advisors' Inner Circle Fund has unanimously approved the Reorganization, however, shareholder approval is required to proceed. The Board believes that the proposal is in the best interests of shareholders, and recommends that you vote in favor of the proposal.

The Proposed Reorganization
---------------------------

The proposed Reorganization arises out of the recent agreement between Wells Fargo Funds Management, LLC ("Funds Management") and Cooke & Bieler, L.P. ("C&B") that provides, among other things, for both parties to support a reorganization of the C&B Portfolios into the Acquiring Funds. C&B will remain independently owned and will continue its investment management responsibilities for the funds under a new sub-advisory agreement with Funds Management. Funds Management will assume the primary advisory and administrative responsibilities of the Acquiring Funds. By reorganizing the C&B Portfolios into the Acquiring Funds, we expect to achieve a significantly increased distribution network, a broader product array with the Wells Fargo Funds, a family of over 75 mutual funds, greater shareholder service capabilities, and operational and administrative efficiencies. With all of these benefits, we believe the Reorganization to be in the best interests of the C&B Portfolios' shareholders.

In the Reorganization, each C&B Portfolio will transfer all of its assets and liabilities to its corresponding Acquiring Fund. You will receive shares of a comparable class of the Acquiring Fund equal in value to the shares that you currently hold. As described in more detail in the accompanying combined proxy statement/prospectus, the Acquiring Fund will have an investment objective, principal investment strategies and associated risks that are substantially similar to the corresponding C&B Portfolio. The Reorganization is expected to be a tax-free exchange for U.S. federal income tax purposes.

In addition, Funds Management has agreed to bear all expenses of the Reorganization, including proxy solicitation costs, so you will not bear these costs.

Some of the expected benefits of the proposed Reorganization are:

.. The enhanced viability of the Acquiring Funds due to access to the greater distribution network of the Wells Fargo Funds and the potential for increased assets.

.. The broader product array of the Wells Fargo Funds, providing an expanded range of investment options for shareholders.

..  The increased shareholder services available to shareholders of the Acquiring
   Funds.

.. The comparable expense and fee structures of the Acquiring Funds into which the C&B Portfolios will be reorganized.

.. The expected improved operating efficiencies of the Acquiring Funds into which the C&B Portfolios will be reorganized.

.. The expected tax-free nature of the Reorganization for U.S. federal income tax purposes.

.. The undertaking by Funds Management to bear all expenses of the Reorganization.

               The Advisors' Inner Circle Fund's Board of Trustees
                             unanimously recommends
                  that you vote in favor of the Reorganization.

Please read the enclosed proxy materials and consider the information provided. Your vote is very important. We encourage you to complete and mail your proxy ballot promptly. No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at the website address printed on your proxy ballot. If you have any questions about the proxy materials, or the proposed Reorganization, please call your investment professional, or Georgeson Shareholder Communications, Inc., the C&B Portfolios' proxy solicitation firm, at 1-866-800-4342.

                                        Very truly yours,


                                        James Volk, President
                                        The Advisors' Inner Circle Fund

                          C&B LARGE CAP VALUE PORTFOLIO
                           C&B MID CAP VALUE PORTFOLIO
                         C&B TAX-MANAGED VALUE PORTFOLIO

                                    Series of

                         THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR JULY [__], 2004

To the Shareholders of the C&B Portfolios:

A special meeting of shareholders of each of the C&B Portfolios will be held on July [__], 2004, at [__:00 a.m. (Pacific/Eastern Time)], at [One Freedom Valley Drive, Oaks, Pennsylvania 19456], to consider the following:

     1. A proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each C&B Portfolio will transfer all of its assets and liabilities to a corresponding acquiring fund of Wells Fargo Funds Trust (an "Acquiring Fund") in exchange for shares of a comparable class of the Acquiring Fund having equal value, which will be distributed proportionately to the shareholders of the C&B Portfolio (the "Reorganization"). Upon completion of the transactions contemplated by the Agreement, the C&B Portfolios will be liquidated and terminated.

     2.   Any other business that properly comes before the meeting.

Only shareholders of record as of the close of business on [record date], 2004, are entitled to receive this notice and vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy ballot (voting instruction card).

                                        By Order of the Board of Trustees
                                        of The Advisors' Inner Circle Fund


                                        ----------------------------------------
                                        William E. Zitelli, Jr.
                                        Vice President and Secretary

May 27, 2004

                       COMBINED PROXY STATEMENT/PROSPECTUS
                                 May [27], 2004

                         THE ADVISORS' INNER CIRCLE FUND
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                1-800-[_________]

                             WELLS FARGO FUNDS TRUST
                                525 Market Street
                         San Francisco, California 94105
                                 1-800-222-8222

WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

This document is a combined proxy statement and prospectus, and we refer to it as the Proxy/Prospectus. It contains the information that shareholders of three series of The Advisors' Inner Circle Fund ("AIC Trust"), which we refer to as the C&B Portfolios, should know before voting on the proposal before them, and should be retained for future reference. It is both the proxy statement of the C&B Portfolios listed on the next page and the prospectus for three series of Wells Fargo Funds Trust listed on the next page, which we refer to as the Acquiring Funds. Sometimes we refer to the C&B Portfolios and the Acquiring Funds together as "the Funds."

HOW WILL THE REORGANIZATION WORK?

The Reorganization will involve three steps:

     . the transfer of the assets and liabilities of each C&B Portfolio to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

     . the pro rata distribution of shares of a comparable class of the Acquiring Fund to the shareholders of record of the respective C&B Portfolio as of the effective date of the Reorganization in full redemption of all shares of the C&B Portfolio; and

     .  the liquidation and termination of each C&B Portfolio.

As a result of the Reorganization, shareholders of each C&B Portfolio will hold shares of a comparable class of the corresponding Acquiring Fund, as described in the chart below. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the C&B Portfolio that you held immediately before the Reorganization. Each Acquiring Fund will be advised by Wells Fargo Funds Management, LLC, an indirect wholly owned subsidiary of Wells Fargo & Company, which we refer to as Funds Management. Each Acquiring Fund will continue to be advised by Cooke & Bieler, L.P., which we refer to as C&B, in a sub-advisory rather than in an advisory capacity.

--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

Any C&B Portfolio whose shareholders do not approve the Reorganization will not participate in the Reorganization. Any such C&B Portfolio will continue its operations beyond the date of the Reorganization, and the AIC Trust Board of Trustees will consider what further action, if any, is appropriate.

------------------------------------------------------------------------
          C&B Portfolios                      Acquiring Funds
------------------------------------------------------------------------
C&B Large Cap Value Portfolio     Wells Fargo C&B Large Cap Value Fund
   Unnamed Class                     Class D
------------------------------------------------------------------------
C&B Mid Cap Value Portfolio       Wells Fargo C&B Mid Cap Value Fund
   Unnamed Class                     Class D
------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio   Wells Fargo C&B Tax-Managed Value Fund
   Unnamed Class                     Class D
------------------------------------------------------------------------

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:

     .  Prospectuses for the C&B Portfolios and for the Acquiring Funds;

     .  Annual and Semi-Annual Reports to shareholders of the C&B Portfolios;
        and

     . Statements of Additional Information, or SAIs, for the C&B Portfolios and for the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission ("SEC").

The effective prospectuses of the C&B Portfolios and the Acquiring Funds, and Management's Discussion of Fund Performance included in the C&B Portfolios' most recent Annual Report, are incorporated by reference and are legally deemed to be part of this Proxy/Prospectus. The SAI to this Proxy/Prospectus dated May [24], 2004, also is incorporated by reference and is legally deemed to be part of this Proxy/Prospectus. In addition, the Agreement and Plan of Reorganization between the C&B Portfolios and the Acquiring Funds describes the technical details of how the Reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and may be obtained by any of the methods described below.

A prospectus for the Acquiring Fund(s) whose shares you would own after the Reorganization accompanies this Proxy/Prospectus. The prospectus and the most recent annual report to shareholders of the C&B Portfolios, containing audited financial statements for the most recent fiscal year, have been previously mailed to shareholders.

Copies of all of these documents are available upon request without charge by writing to or calling:

          Wells Fargo Funds          The Cooke & Bieler Funds
          P.O. Box 8266              P.O. Box 219009
          Boston, MA  02266-8266     Kansas City, MO 64121-9009
          1-800-222-8222             1-800-336-7031

You also may view or obtain these documents from the SEC:

          In Person:       At the SEC's Public Reference Room in Washington,
                           D.C.

          By Phone:        1-800-SEC-0330

          By Mail:         Public Reference Section
                           Securities and Exchange Commission
                           450 5th Street, N.W.
                           Washington, DC 20549-6009
                           (duplicating fee required)

          By Email:        publicinfo@sec.gov
                           (duplicating fee required)

          By Internet:     www.sec.gov
                           ('Wells Fargo Funds Trust' for information on the Acquiring Funds)
                           ('The Advisors' Inner Circle Fund' for information on the C&B Portfolios)

OTHER IMPORTANT THINGS TO NOTE:

An investment in the Wells Fargo Funds is not a deposit of Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

You may lose money by investing in the Funds.

                                TABLE OF CONTENTS

                                                                            Page

INTRODUCTION..................................................................5

THE PROPOSAL: APPROVAL OF THE REORGANIZATION OF THE C&B PORTFOLIOS............5

     Summary..................................................................5

     Reasons for the Reorganization...........................................5

     Comparison of Current Fees and Expenses..................................6

     Comparison of Investment Objectives, Principal Investment

     Strategies and Policies..................................................7

     Common and Specific Risk Considerations..................................10

     Comparison of Shareholder Services and Procedures........................10

     Comparison of Investment Advisers and Investment Advisory Fees...........12

     Comparison of Other Principal Service Providers..........................12

     Comparison of Business Structures........................................13

     Terms of the Reorganization..............................................14

     Board Consideration of the Reorganization................................14

     Performance..............................................................17

     Material U.S. Federal Income Tax Consequences............................18

     Fees and Expenses of the Reorganization..................................19

     Capitalizations..........................................................19

INFORMATION ON VOTING.........................................................20

OUTSTANDING SHARES............................................................21

INTERESTS OF CERTAIN PERSONS IN THE TRANSACTIONS..............................21

SHAREHOLDER MEETINGS..........................................................22

EXHIBIT A: EXPENSE SUMMARIES.................................................A-1

                                  INTRODUCTION

On March 9, 2004, Funds Management and C&B entered into an agreement (the "Adoption Agreement") that provides, among other things, for both parties to support a reorganization of the C&B Portfolios with and into the Acquiring Funds (the "Reorganization"). C&B will remain independently owned and will continue its investment management responsibilities for the Acquiring Funds. Funds Management will pay a fee to C&B on the closing date of the Reorganization pursuant to the Adoption Agreement, in consideration of (i) C&B entering into and performing its obligations under a sub-advisory agreement with Funds Management (the "Sub-advisory Agreement") under which C&B will serve as the sub-adviser responsible for the day-to-day investment management activities of the Acquiring Funds; and (ii) C&B performing certain other obligations under the Adoption Agreement, including C&B's agreement to use commercially reasonable efforts to assist Funds Management and its affiliates in connection with the transactions contemplated by such agreement. If, at any time prior to the fifth anniversary of the closing date of the Reorganization, Funds Management or the Board of Wells Fargo Funds Trust terminates C&B as the sub-adviser to an Acquiring Fund other than for "cause" as defined in the Adoption Agreement, Funds Management would owe C&B an early termination fee. The parties to the Adoption Agreement have elected to keep both the amount of compensation payable to C&B upon the closing of the Reorganization and the specific terms of the early termination fee confidential. Neither AIC Trust nor Wells Fargo Funds Trust is a party to the Adoption Agreement or has any obligation thereunder. The terms of the Sub-advisory Agreement with C&B are discussed under "Comparison of Investment Advisers and Investment Advisory Fees."

In connection with the transactions contemplated by the Adoption Agreement, the Board of AIC Trust approved the reorganization of each of the C&B Portfolios into a newly created Acquiring Fund. The C&B Portfolios called this special shareholders' meeting to allow the shareholders of each C&B Portfolio to vote on the proposed Reorganization.

                                  THE PROPOSAL:

              APPROVAL OF THE REORGANIZATION OF THE C&B PORTFOLIOS

Summary

On February 18, 2004, the AIC Trust Board unanimously voted to approve the Reorganization, subject to approval by shareholders of each C&B Portfolio. In the Reorganization, each C&B Portfolio will transfer its assets to its corresponding Acquiring Fund, which will also assume the liabilities of the C&B Portfolio. Upon this transfer of assets and assumption of liabilities, the Acquiring Fund will issue shares to the C&B Portfolio, which shares will be distributed to shareholders in liquidation of the C&B Portfolio. Any shares you own of a C&B Portfolio at the time of the Reorganization will be cancelled and you will receive shares in a comparable class of the corresponding Acquiring Fund having a value equal to the value of your shares of the C&B Portfolio. The Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about July [16], 2004.

Reasons for the Reorganization

The Reorganization arises out of C&B's decision to exclusively focus its efforts on its core strength of providing investment management services. C&B has historically focused its business on providing investment management services to institutional and separately managed accounts and as a result, does not have an established distribution network designed to best enhance the economic viability of the C&B

Portfolios. By entering into the Adoption Agreement, C&B sought to align itself with a strategic partner that could provide the C&B Portfolios with enhanced distribution capabilities while improving shareholders' experience by providing broader service capabilities and investment options that come with being a shareholder in a large fund family. Subsequently, the Board of AIC Trust approved the proposed Reorganization of the C&B Portfolios into series of the Wells Fargo Funds Trust. Based on the information provided to the Board by Funds Management and C&B, the Board concluded that participation in the proposed Reorganization is in the best interests of each C&B Portfolio and its shareholders. In reaching that conclusion, the Board considered, among other things, the following:

     1. The enhanced viability of the Funds due to access to multiple distribution channels of Wells Fargo Funds.

     2. The decision to maintain C&B as the advisory entity responsible for the day-to-day investment management activities of the Acquiring Funds.

     3. The continuity of the investment objectives and principal investment strategies of the Acquiring Funds with those of the C&B Portfolios.

     4. A comparison of the net and gross operating expense ratios of the Acquiring Funds with those of the C&B Portfolios.

     5. The broader product array of the more than 75 mutual funds in Wells Fargo Funds and the expanded range of investment options and exchange opportunities available to shareholders.

     6. The service capabilities of Wells Fargo Funds.

     7. The potential for greater operating efficiencies of the Acquiring Funds into which the C&B Portfolios will be reorganized.

     8. The expected tax-free nature of the Reorganization for U.S. federal income tax purposes.

     9. The undertaking by Funds Management to bear all of the expenses incurred by the C&B Portfolios in connection with the Reorganization so that the shareholders of the C&B Portfolios will not bear these expenses.

The AIC Trust Board also concluded that the economic interests of the shareholders of the C&B Portfolios would not be diluted as a result of the proposed Reorganization, since the number of Acquiring Fund shares to be issued to C&B Portfolio shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by the AIC Trust Board in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Proxy/Prospectus.

Comparison of Current Fees and Expenses

The following chart shows current operating expense ratios for each C&B Portfolio and each Acquiring Fund. Pro forma expenses are not included in the chart because the Acquiring Funds' gross and net operating expense ratios will not be affected by the Reorganization. For a more detailed breakdown of the specific expenses charged to the C&B Portfolios and the Acquiring Funds, and more information about expenses, see Exhibit A.

Ratios are shown at three levels:

a) Gross expenses are the total operating expenses of a fund, and represent what a shareholder could potentially pay if waiver and expense reimbursements were not in place;

b) Net expenses are those expenses that a shareholder can expect to actually pay, after an adviser or other service provider has waived fees and/or reimbursed expenses; and

c) The contractual expense cap is the ratio at which a fund's adviser has contractually agreed to maintain the expenses a shareholder will pay.

------------------------------------------------------------------------------------------------------

                                                             Gross                         Contractual
             C&B Portfolio /                               Operating     Net Operating       Expense
           Acquiring Fund /1/             Share Class    Expense Ratio   Expense Ratio        Ratio
------------------------------------------------------------------------------------------------------
C&B Large Cap Value Portfolio            Unnamed Class            1.20%           1.16%/2/        1.25%
Wells Fargo C&B Large Cap Value Fund        Class D               1.66%           1.20%           1.20%
------------------------------------------------------------------------------------------------------
C&B Mid Cap Value Portfolio              Unnamed Class            1.27%           1.27%/2/        1.40%
Wells Fargo C&B Mid Cap Value Fund          Class D               1.39%           1.25%           1.25%
------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio          Unnamed Class            1.76%           1.25%           1.25%
Wells Fargo C&B Tax-Managed Value Fund      Class D               1.69%           1.20%           1.20%
------------------------------------------------------------------------------------------------------

/1/ The expense ratios for the C&B Portfolios are based on the actual expenses for the Portfolios' most recent fiscal year ended October 31, 2003. The ratios for the Acquiring Funds are based on estimates for the current fiscal year and include various fund start-up expenses, which will only be incurred in the first year of each Fund's operation. Without including these first year expenses, the Gross Operating Expense Ratio for the Acquiring Funds would be as follows: Wells Fargo C&B Large Cap Value Fund - 1.52%; Wells Fargo C&B Mid Cap Value Fund - 1.38%; and Wells Fargo C&B Tax-Managed Value Fund - 1.54%.

/2/ Because actual operating expenses of the C&B Portfolio were lower than the contractual expense cap, shareholders paid the net operating expenses shown.

In each Reorganization, the Acquiring Fund has a lower contractual expense cap than the corresponding C&B Portfolio. In addition, the term of the contract under which the adviser has agreed to maintain the expense cap is two years longer for the Acquiring Funds than for the C&B Portfolios. Funds Management has contractually committed to maintain the shown contractual expense cap through February 28, 2007, whereas the contractual commitment for the C&B Portfolios is only through February 28, 2005. Contractual expense ratios for the Acquiring Funds renew automatically upon expiration of the contractual commitment period, and can only be increased upon approval by the Funds' Board. For further discussion regarding the AIC Trust's Board's consideration of the gross and net operating expense ratios of the Funds in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Proxy/Prospectus.

Comparison of Investment Objectives, Principal Investment Strategies and
Policies

Each C&B Portfolio and its corresponding Acquiring Fund pursue substantially similar investment objectives, utilize substantially similar principal investment strategies to pursue their investment objectives, and hold substantially similar securities. As a result, the proposed Reorganization is expected to cause minimal portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund.

Because C&B will be retained as the investment sub-adviser responsible for the day-to-day investment management activities of the Acquiring Funds, the proposed Reorganization will not result in any change to the investment process or investment personnel utilized to achieve the Acquiring Funds' investment objectives. C&B's selection of securities for a portfolio will continue to be based on an analysis of a company's financial characteristics, an assessment of the quality of a company's management and the implementation of a valuation discipline. In selecting a company for investment, C&B considers criteria such as return on equity, balance sheet strength, industry leadership position and cash flow projections. The universe of acceptable investments is further narrowed by undertaking extensive research including interviews with a company's top management, customers and suppliers. C&B will continue to regularly review the investments of each Acquiring Fund and to sell a portfolio holding when it has achieved its valuation targets, a change in the underlying company's outlook has occurred or more attractive investment alternatives are available.

C&B will manage the Acquiring Funds in a manner similar to the manner in which it currently manages the C&B Portfolios by holding a fairly small number of securities, usually 30 to 50 companies. This strategy enables C&B to provide adequate diversification while allowing the composition and performance of an Acquiring Fund's portfolio to behave differently than the market. C&B believes that its assessment of business quality and emphasis on valuation will protect a portfolio's assets in down markets, while its insistence on strength in leadership, financial condition and cash flow position will produce competitive results in all but the most speculative markets.

All of the C&B Portfolios have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. The Acquiring Funds, however, have investment objectives that are classified as non-fundamental, which means that the Board of Trustees can change them without shareholder approval. Thus, the Reorganization will result in a change in a C&B Portfolio shareholder's right to vote to approve changes to the investment objectives of the Fund(s) in which they own shares.

The C&B Portfolios and the Acquiring Funds share similar fundamental investment policies, with the following more prominent exceptions noted below:

     1. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio may not borrow money, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of their gross assets valued at the lower of market value or cost. Furthermore, the Portfolios will not purchase additional securities when borrowings exceed 5% of total assets. The Acquiring Funds may borrow to the extent permitted by applicable law. Each Acquiring Fund may borrow from banks in an amount up to 33-1/3% of its total assets, taken at market value.

     2. Both the C&B Portfolios and the Acquiring Funds may lend their portfolio securities as permitted by applicable law. However, the C&B Large Cap Value Portfolio and the C&B Tax-Managed Portfolio will not pledge, mortgage or hypothecate any of its assets to an extent greater than 10% of their total assets at fair market value. The Acquiring Funds do not have a similar limitation.

     3. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio will not write or acquire options or interests in oil, gas, or other mineral exploration or development programs. The Acquiring Funds do not have a similar limitation.

     4. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio will not invest more than 5% of their assets at the time of purchase in the securities of companies that have a continuous operating history of less than three years. The Acquiring Funds do not have a similar limitation.

     5. The C&B Large Cap Value Portfolio and the C&B Tax-Managed Value Portfolio will not purchase or retain securities of an issuer if those officers and board members of the investment adviser owning more than 0.5% of such securities together own more than 5% of such securities. The Acquiring Funds do not have a similar limitation.

The following charts compare the investment objective(s) and principal investment strategies of each C&B Portfolio and the corresponding Acquiring Fund, and describe the key differences, if any, between the Funds. You can find additional information about a specific Fund's investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.

------------------------------------------------------------------------------------------------------------------------------
            Fund                          Objective                  Principal Strategies              Key Differences
------------------------------------------------------------------------------------------------------------------------------
C&B Large Cap Value             Seeks maximum long-term total   The Portfolio invests
Portfolio                       return with minimal risk to     primarily (at least 80% of net
                                principal by investing in       assets) in common stocks of
                                common stocks that have a       companies with a large market   There are no material
                                consistency and predictability  capitalization greater than $1  differences between the two
                                in their earnings growth.       billion. The Portfolio may      Funds because they have the
                                                                also invest in other types of   same investment objectives,
                                                                equity securities.              and substantially similar
----------------------------------------------------------------------------------------------  principal strategies,
Wells Fargo C&B Large Cap       Seeks maximum long-term total   The Fund's principal            investment policies and
Value Fund                      return, consistent with         strategies are substantially    restrictions.
                                minimizing risk to principal.   similar to the principal
                                                                strategies of the C&B Large
                                                                Cap Value Portfolio.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
            Fund                          Objective                  Principal Strategies              Key Differences
------------------------------------------------------------------------------------------------------------------------------
C&B Mid Cap Value               Seeks maximum long-term total   The Portfolio invests
Portfolio                       return, consistent with         primarily (at least 80% of net
                                minimizing risk to principal.   assets) in the common stocks
                                                                of companies with middle
                                                                market capitalizations
                                                                (companies with market
                                                                capitalizations in the range
                                                                of $500 million to $5 billion)
                                                                or in common stocks of
                                                                companies whose market
                                                                capitalizations are within the
                                                                range of companies contained
                                                                in the Russell Midcap Value     There are no material
                                                                Index. The Portfolio will not   differences between the two
                                                                necessarily sell securities of  Funds because they have the
                                                                companies whose                 same investment objectives,
                                                                capitalizations drift outside   and substantially similar
                                                                of this range. The Portfolio    principal strategies,
                                                                may also invest in other types  investment policies and
                                                                of equity securities.           restrictions.
----------------------------------------------------------------------------------------------
Wells Fargo C&B Mid Cap         Seeks maximum long-term total   Fund's principal strategies
Value Fund                      return, consistent with         are substantially similar to
                                minimizing risk to principal.   the principal strategies of
                                                                the C&B Mid Cap Value
                                                                Portfolio.
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
            Fund                          Objective                  Principal Strategies              Key Differences
------------------------------------------------------------------------------------------------------------------------------
C&B Tax-Managed Value           Seeks maximum long-term,        The Portfolio invests
Portfolio                       after-tax total return,         primarily (at least 80% of net
                                consistent with minimizing      assets) in common stocks of
                                risk to principal.              companies of any size. The
                                                                adviser will try to minimize
                                                                tax consequences for the
                                                                Portfolio's shareholders by
                                                                managing the amount of
                                                                realized gains, which it
                                                                attempts to control by
                                                                minimizing portfolio turnover.
                                                                The adviser intends to balance
                                                                these tax considerations with   There are no material
                                                                portfolio trading needs and     differences between the two
                                                                reserves the right to engage    Funds because they have the
                                                                in short-term trading if        same investment objectives,
                                                                market conditions warrant such  and substantially similar
                                                                trading. The Portfolio may      principal strategies,
                                                                also invest in other types of   investment policies and
                                                                equity securities.              restrictions.
----------------------------------------------------------------------------------------------
Wells Fargo C&B Tax-Managed     Seeks maximum long-term,        The Fund's principal
Value Fund                      after-tax total return,         strategies are substantially
                                consistent with minimizing      similar to the principal
                                risk to principal.              strategies of the C&B
                                                                Tax-Managed Value Portfolio.
------------------------------------------------------------------------------------------------------------------------------

Common and Specific Risk Considerations

Because of the similarities in investment objectives and strategies, the C&B Portfolios and the Acquiring Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds, and compares the principal risks associated with each C&B Portfolio and its corresponding Acquiring Fund. You will find additional descriptions of specific risks in the prospectus for the particular C&B Portfolio or Acquiring Fund.

Equity Securities. Because all of the funds invest in equity securities, they all are subject to the common risk of equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. There is no guarantee that stocks selected as undervalued using a value style approach will perform as expected. Generally, stocks of larger companies tend to be less volatile and more liquid than stocks of smaller companies. Because the Funds typically invest in 30 to 50 companies, the value of an investment in one of the Funds will vary more in response to developments or changes affecting the market value of particular stocks than an investment in a mutual fund that is more broadly diversified.

The risks specific to the individual Funds are addressed below.

     C&B Large Cap Value Portfolio / Wells Fargo C&B Large Cap Value Fund
     --------------------------------------------------------------------

     Because the Wells Fargo C&B Large Cap Value Fund will follow substantially similar investment policies and restrictions as the C&B Large Cap Value Portfolio, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with investing in equity securities, as described above.

     C&B Mid Cap Value Portfolio / Wells Fargo C&B Mid Cap Value Fund
     ----------------------------------------------------------------

     Because the Wells Fargo C&B Mid Cap Value Fund will follow substantially similar investment policies and restrictions as the C&B Mid Cap Value Portfolio, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with equity securities, as described above. Also, both Funds are subject to the risks associated with investing in medium-sized companies. Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies.

     C&B Tax-Managed Value Portfolio / Wells Fargo C&B Tax-Managed Value Fund
     ------------------------------------------------------------------------

     Because the Wells Fargo C&B Tax-Managed Value Fund will follow substantially similar investment policies and restrictions as the C&B Tax-Managed Value Portfolio, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with equity securities, as described above. Also, because both Funds are managed with a focus on after-tax returns, they may not provide as high a return before taxes as other funds.

Comparison of Shareholder Services and Procedures

The C&B Portfolios and Acquiring Funds have similar shareholder services and procedures. The Acquiring Funds offer six classes of shares, only one of which is involved in the Reorganization: Class D. The C&B Portfolios offer only one unnamed class of shares.

Wells Fargo Funds does not assess any front-end or contingent deferred sales charges on Class D shares. However, the Wells Fargo C&B Tax-Managed Value Fund will charge a 1.00% redemption fee on Class D shares if they are redeemed or exchanged within one year of purchase. [Certain C&B Portfolio shareholders who receive Class D shares of an Acquiring Fund may be eligible at the time of the Reorganization to move into Institutional Class shares of the same Acquiring Fund at a reduced minimum investment amount.] The C&B Portfolios do not assess any front-end or contingent deferred sales charges on their unnamed class of shares. The C&B Tax-Managed Value Portfolio also charges a 1.00% redemption fee if shares are redeemed or exchanged within twelve months of purchase.

Wells Fargo Funds will permit shareholders who purchased their shares directly from C&B and participate in the Reorganization to purchase certain classes of other Wells Fargo Funds at net asset value ("NAV"), i.e., without charging the customary sales load. Wells Fargo Funds waives front-end sales loads for certain investors, including certain employees, officers and trustees of the Funds and various entities affiliated with the Funds. Shareholders of the C&B Portfolios will receive shares of a comparable class of the Acquiring Fund. The Reorganization will not trigger any sales charges for shareholders.

Wells Fargo Funds also has adopted a multi-class plan, a distribution plan and shareholder servicing plans for its Funds. Class D shares are not charged a distribution fee, but are charged a shareholder servicing fee of 0.25%. The C&B Portfolios have adopted shareholder servicing plans for their Funds. The C&B Portfolios are charged a shareholder servicing fee of 0.25%. Because shareholders of each C&B Portfolio will receive shares in a comparable class of the Acquiring Fund, the Reorganization will not change whether shareholders of the C&B Portfolios are charged a shareholder servicing fee.

The C&B Portfolios allow shareholders to redeem their shares by phone or mail. Because Class D shares of the Acquiring Funds are available for purchase only through financial services firms, shares typically are redeemed in accordance with the account agreement governing a shareholder's account at such firm. However, shareholders who purchased their shares directly from C&B and participate in the Reorganization will be allowed to redeem their shares by phone, mail or through use of the Internet. Both Wells Fargo Funds and C&B Portfolios generally permit exchanges between like share classes of their Funds. For the C&B Portfolios and the Acquiring Funds, an exchange of fund shares generally is taxable for U.S. federal income tax purposes. Both the C&B Portfolios and the Acquiring Funds permit systematic withdrawals from their respective funds.

The Acquiring Funds and C&B Portfolios distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the C&B Portfolios and the Acquiring Funds.

----------------------------------------------------------------------------
                 Fund                    Frequency Declared   Frequency Paid
----------------------------------------------------------------------------
C&B Large Cap Value Portfolio                Quarterly          Quarterly
Wells Fargo C&B Large Cap Value Fund          Annually           Annually
----------------------------------------------------------------------------
C&B Mid Cap Value Portfolio                  Quarterly          Quarterly
Wells Fargo C&B Mid Cap Value Fund            Annually           Annually
----------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio              Quarterly          Quarterly
Wells Fargo C&B Tax-Managed Value Fund        Annually           Annually
----------------------------------------------------------------------------

Both the Acquiring Funds and the C&B Portfolios offer a choice of automatically reinvesting distributions in additional shares or receiving them by check.

The C&B Portfolios' prospectus and SAI and the Acquiring Funds' prospectus and SAI contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisers and Investment Advisory Fees

Funds Management is a registered investment adviser that will assume primary investment advisory responsibilities for the Acquiring Funds when they commence operations. Funds Management is responsible for implementing the investment policies and guidelines for the Wells Fargo Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Wells Fargo Funds. Thus, by approving the Reorganization, shareholders of the C&B Portfolios are, in effect, approving the existing advisory agreement between Funds Management and each Acquiring Fund. Funds Management and Wells Fargo
Bank, N.A. are affiliates. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of December 31, 2003, Funds Management managed over $76 billion in mutual fund assets.

C&B, a Pennsylvania limited partnership, is a registered investment adviser that has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951. C&B currently serves as the investment adviser to each C&B Portfolio and, in such capacity, is responsible for the day-to-day investment management activities of the Portfolios. As of December 31, 2003, C&B managed approximately $3.4 billion in assets, including $407 million on behalf of investors in the C&B Portfolios. Upon the commencement of operations of the Acquiring Funds, C&B will be retained by Funds Management to serve as sub-adviser to the Acquiring Funds and will be responsible for the day-to-day investment management activities of the Funds. The same team of investment professionals that currently manages each of the C&B Portfolios will manage the Acquiring Funds on a day-to-day basis.

The following chart highlights the annual contractual rate of investment advisory fees paid by each C&B Portfolio and Acquiring Fund as a percentage of average daily net assets.

------------------------------------------------------
                                         Advisory Fee
               Fund                      (Contractual)
------------------------------------------------------
C&B Large Cap Value Portfolio                     0.63%
Wells Fargo C&B Large Cap Value Fund              0.75%
------------------------------------------------------
C&B Mid Cap Value Portfolio                       0.63%
Wells Fargo C&B Mid Cap Value Fund                0.75%
------------------------------------------------------
C&B Tax-Managed Value Portfolio                   0.63%
Wells Fargo C&B Tax-Managed Value Fund            0.75%
------------------------------------------------------

Comparison of Other Principal Service Providers

The following is a list of principal service providers for the C&B Portfolios and the Acquiring Funds:

----------------------------------------------------------------------------------------------
                                       Service Providers
----------------------------------------------------------------------------------------------
          Service                      C&B Portfolios                 Acquiring Funds
----------------------------------------------------------------------------------------------
Investment Adviser         Cooke & Bieler, L.P.              Wells Fargo Funds Management, LLC
                           1700 Market Street                525 Market Street
                           Philadelphia, PA 19103            San Francisco, CA 94105
----------------------------------------------------------------------------------------------
Sub-Adviser                               N/A                Cooke & Bieler, L.P.
                                                             1700 Market Street
                                                             Philadelphia, PA 19103
----------------------------------------------------------------------------------------------
Distributor                SEI Investments Distribution Co.  Stephens Inc.
                           One Freedom Valley Drive          111 Center Street
                           Oaks, PA 19456                    Little Rock, AR 72201
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                       Service Providers
----------------------------------------------------------------------------------------------
          Service                      C&B Portfolios                  Wells Fargo Funds
----------------------------------------------------------------------------------------------
Sub-Distributor            Constellation Investment                          N/A
                           Distribution, Inc.
----------------------------------------------------------------------------------------------
Administrator              SEI Investments Global Funds      Wells Fargo Funds Management, LLC
                           Services
----------------------------------------------------------------------------------------------
Custodian                  Wachovia Bank, N.A.               Wells Fargo Bank, N.A.
----------------------------------------------------------------------------------------------
Fund Accountant            SEI Investments Global Funds      PFPC, Inc.
                           Services
----------------------------------------------------------------------------------------------
Transfer Agent and         DST Systems, Inc.                 Boston Financial Data Services,
Dividend Disbursing Agent                                    Inc.
----------------------------------------------------------------------------------------------
Independent Auditors       KPMG LLP                          KPMG LLP
----------------------------------------------------------------------------------------------

Comparison of Business Structures

Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that the Funds must follow. AIC Trust is organized as a Massachusetts business trust whose operations are governed by its Amended and Restated Agreement and Declaration of Trust and By-Laws and applicable Massachusetts law. Wells Fargo Funds Trust is organized as a Delaware statutory trust and is governed also by its Amended and Restated Declaration of Trust and applicable Delaware law. The difference between operating as a series of a Delaware Statutory trust as opposed to a Massachusetts business trust will not significantly affect the operation of any C&B Portfolio or change the responsibilities, powers or the fiduciary duty owed to shareholders by the trust's Board of Trustees and Officers.

Under Massachusetts and Delaware law, business trusts and statutory trusts, respectively, are operated by their Board of Trustees and Officers appointed by the Board. The composition of the Boards of Trustees for AIC Trust and Wells Fargo Funds Trust differ. For more information about the current Trustees and Officers of the C&B Portfolios and Wells Fargo Funds, you should consult each Fund's current SAI.

Under Delaware and Massachusetts law, shareholders have the right to vote on matters as specified in the declaration of trust. Other than with respect to such matters, the declarations of trust for AIC Trust and Wells Fargo Funds Trust require shareholder approval of a matter only if required under the federal securities laws or if each respective Board decides to submit the matter to shareholders and permit the Board of Trustees to amend them without shareholder approval unless the federal securities laws expressly require it. Thus, under the organizational documents of Wells Fargo Funds Trust, shareholders of the C&B Portfolios will not suffer any material dilution in the voting rights that they currently have as shareholders of the C&B Portfolios.

Terms of the Reorganization

At the effective time of the Reorganization, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding C&B Portfolio shown in the table below in exchange for shares of the corresponding class of the Acquiring Fund.

------------------------------------------------------------------------
         C&B Portfolios                      Acquiring Funds
------------------------------------------------------------------------
C&B Large Cap Value Portfolio     Wells Fargo C&B Large Cap Value Fund
 Unnamed Class                     Class D
------------------------------------------------------------------------
C&B Mid Cap Value Portfolio       Wells Fargo C&B Mid Cap Value Fund
 Unnamed Class                     Class D
------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio   Wells Fargo C&B Tax-Managed Value Fund
 Unnamed Class                     Class D
------------------------------------------------------------------------

Each Acquiring Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective C&B Portfolio by the net asset value of one share of the Acquiring Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of each of the C&B Portfolios' assets and the net asset value of a share of each of the Acquiring Funds. We refer to the Agreement and Plan of Reorganization as the Reorganization Plan. To determine the valuation of the assets transferred by each C&B Portfolio and the number of shares of each Acquiring Fund to be transferred, the parties will use the standard valuation methods used by the Acquiring Funds in determining daily net asset values, which are identical to the methods used by the C&B Portfolios. The valuation will be done immediately prior to the closing of the Reorganization, which is expected to occur on or about July [16], 2004, and will be done at the time of day the C&B Portfolios and Acquiring Funds ordinarily calculate their net asset values.

Each C&B Portfolio will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each C&B Portfolio will be credited with shares of the corresponding Acquiring Fund having an aggregate value equal to the C&B Portfolio shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the C&B Portfolio will redeem and cancel its outstanding shares and will wind up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

A majority of the appropriate Board of Trustees may terminate the Reorganization Plan on behalf of a C&B Portfolio or Acquiring Fund under certain circumstances. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization Plan. An important condition to closing is that the Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes. As such, the Reorganization generally will not be taxable for such purposes to the C&B Portfolios, the Acquiring Funds or the C&B Portfolios' shareholders. Other material conditions include the receipt of legal opinions regarding the C&B Portfolios and Acquiring Funds and the Reorganization. Last, the closing is conditioned upon both the C&B Portfolios and Acquiring Funds receiving the necessary documents to transfer assets and liabilities in exchange for shares of the Acquiring Funds.

Board Consideration of the Reorganization

The AIC Trust Board of Trustees considered the proposed Reorganization of the C&B Portfolios into the Acquiring Funds at its regular meeting held on February 18, 2004, at which Funds Management provided materials and made a presentation to the AIC Trust Board of Trustees on the proposed Reorganization. The materials prepared by Funds Management and provided to the AIC Trust Board of Trustees included information on the investment objectives and strategies of the Acquiring Funds, comparative operating expense ratios, and an analysis of the projected benefits to the C&B Portfolios' shareholders from the proposed Reorganization. At the meeting, the AIC Trust Board of Trustees considered the proposed Reorganization of the C&B Portfolios into the Acquiring Funds and unanimously approved the Reorganization Plan, determining that it would be in the best interests of each C&B Portfolio and its shareholders, and that such shareholders' interests would not be diluted as a result of the Reorganization.

In determining whether to approve the Reorganization Plan and to recommend approval of the Reorganization to shareholders of the C&B Portfolios, the Board of Trustees (including the Independent Trustees) made inquiries into a number of matters and considered the following factors, among others:

     i. C&B's decision to focus exclusively on its core strength of providing investment management services;

     ii. Funds Management's representation that it would retain C&B as sub-adviser to the Acquiring Funds, which will provide continuity of asset management for current C&B Portfolio shareholders participating in the Reorganization;

     iii. the anticipated effect of the Reorganization on per-share expenses, both before and after waivers, of the C&B Portfolios;

     iv. the expense ratios and available information regarding the fees and expenses of the Acquiring Funds;

     v. the potential benefits of economies of scale for the C&B Portfolios and potential benefits to their shareholders of promoting more efficient operations and enabling greater diversification of investment choices - for more information on this consideration see "Gross and Net Operating Expenses of Funds" below;

     vi. the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests;

     vii. the potential benefits to C&B Portfolios' shareholders emanating from the C&B Portfolios' access to the larger distribution network and capabilities of Wells Fargo Funds;

     viii. the comparability of the investment objectives, policies and restrictions of the C&B Portfolios and their corresponding Acquiring Fund;

     ix. the service features and investment options available to shareholders of the C&B Portfolios and Wells Fargo Funds;

     x.    the reputation, financial strength and resources of Wells Fargo
           Funds;

     xi. that the expense of the Reorganization would not be borne by C&B Portfolios' shareholders;

     xii.  the expected U.S. federal tax consequences of the Reorganization; and

     xiii. the possible alternatives to the Reorganization.

In reaching the decision to approve the Reorganization and to recommend that shareholders vote in favor of the Reorganization, the AIC Trust Board of Trustees, including the Independent Trustees, unanimously concluded that participation of the C&B Portfolios in the Reorganization is in the best interests of the shareholders of each C&B Portfolio and would not result in dilution of such shareholder's interests. Their conclusion was based on a number of factors, including the following considerations:

GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS.

Investors in Wells Fargo Funds enjoy a wide array of investment options and strategies. At the closing of the Reorganization, Wells Fargo Funds is expected to have over 80 mutual funds, including equity funds, international funds, asset allocation funds, tax-free funds, income funds and money market funds. The

C&B Portfolios do not offer the same range of choices that Wells Fargo Funds offers. This broad range of investment options will permit an investor in any of the Wells Fargo Funds to diversify his or her investments and to participate in a range of investment styles currently prevalent in the market. Shareholders can, with a few exceptions, make purchases of or exchanges for certain classes of other Wells Fargo Funds without additional charge. Thus, if the Reorganization is approved, C&B Portfolio shareholders will have more investment options and greater flexibility to change investments through exchanges. Any such exchanges generally will be taxable for U.S. federal income tax purposes.

WELLS FARGO FUNDS SHAREHOLDER SERVICE CAPABILITIES

With over $76 billion in mutual fund assets under management, as of December 31, 2003, Wells Fargo Funds is the 27/th/ largest fund company in the United States. In addition, the scale and financial resources of Funds Management allows Wells Fargo Funds to provide increased sales and service capabilities to fund shareholders and their financial intermediaries. Investors in Wells Fargo Funds have access to a top-rated telephone service operation and increased automated and Internet services. Further, Wells Fargo provides access to a full line of financial products and services. These additional shareholder services will be available to C&B Portfolio shareholders if the Reorganization is approved.

IMPROVED OPERATING EFFICIENCIES

Wells Fargo Funds have the potential to operate more efficiently than the C&B Portfolios by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs (such as legal, compliance and board of trustee expenses) as a percentage of fund assets.

PORTFOLIO MANAGEMENT

C&B's retention as sub-adviser to the Acquiring Funds and the continuation of the existing team of investment professionals to manage such Acquiring Funds will promote continuity of asset management for C&B Portfolio shareholders participating in the Reorganization.

ENHANCED VIABILITY

Once the C&B Portfolios become a part of Wells Fargo Funds they will be more viable due to the larger asset size and the increased distribution channels available to Wells Fargo Funds. Shares of the Wells Fargo Funds are sold through nearly 30 organizations affiliated with Wells Fargo & Company and through over 350 third-party organizations. As a result of these relationships, annual sales of new shares of Wells Fargo Funds are significantly higher than annual sales of new shares of the C&B Portfolios. The multiple distribution channels available to the Wells Fargo Funds should enhance the C&B Portfolios' market presence and facilitate operating efficiencies.

SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES AND STRATEGIES

As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each C&B Portfolio and corresponding Acquiring Fund have substantially similar investment objectives and strategies. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment. Further, the continuation of C&B as sub-adviser responsible for the day-to-day investment management activities of the Acquiring Funds will maintain a consistent investment style between the C&B Portfolios and their corresponding Acquiring Funds.

GROSS AND NET OPERATING EXPENSES OF THE FUNDS

The Board also considered the net and gross operating expense ratios for each C&B Portfolio and its corresponding Acquiring Fund. Both the Wells Fargo C&B Mid Cap Value Fund and the Wells Fargo C&B Tax-Managed Value Fund will have lower net operating expense ratios than the corresponding C&B Portfolios. The Acquiring Fund for the C&B Large Cap Value Portfolio will have a slightly higher net operating expense ratio as compared to the Portfolio's actual net operating expense ratio as of its most recent fiscal year-end. Regarding gross operating expenses, the Wells Fargo C&B Tax-Managed Value Fund will have a lower gross operating expense ratio than that of its corresponding C&B Portfolio. Although the Wells Fargo C&B Large Cap Value Fund and the Wells Fargo C&B Mid Cap Value Fund will have gross operating expense ratios that are higher than their corresponding C&B Portfolio, Funds management has committed to cap the Acquiring Fund's operating expense ratio at a level that is lower than the cap of its corresponding C&B Portfolio.

The Board believed that the expense ratios of the Acquired Funds were reasonable in light of the additional, actual and potential benefits associated with participating in the Reorganization and having Funds Management serve as the primary investment adviser to the Funds (larger fund family, increased client service capabilities, enhanced oversight and compliance capabilities, etc.). The Board also heavily weighed the following factors in its consideration of the overall expense structure of each Acquired Fund: (i) Funds Management has committed to cap each Acquiring Fund's operating expense ratio at a level that is lower than the cap of its corresponding C&B Portfolio; (ii) Funds Management has contractually agreed to maintain this commitment through February 28, 2007, a period two years longer than C&B's existing contractual commitment to the C&B Portfolios; and (iii) that any subsequent changes to Funds Management's expense cap commitments must be approved by the Acquiring Funds' Board.

EXPECTED TAX-FREE CONVERSION OF THE C&B PORTFOLIO SHARES

The Board also considered the expected tax-free nature of each reorganization of the C&B Portfolios. If you were to redeem your investment in the C&B Portfolios and invest the proceeds in another Fund or other investment product, you generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, upon completion of the Reorganization, it is intended that: (1) you will not recognize a taxable gain or a loss on the transfer of your investment to the corresponding Acquiring Fund; (2) you will have the same tax basis in your Acquiring Fund shares as you had in your C&B Portfolio shares for U.S. federal income tax purposes; and (3) assuming that you hold your C&B Portfolio shares as a capital asset, you will have the same holding period for your Acquiring Fund shares as you had for your C&B Portfolio shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

EXPENSES OF THE REORGANIZATION

Funds Management has agreed to bear all of the expenses incurred by the C&B Portfolios and Acquiring Funds in connection with the Reorganization, so that the shareholders of the C&B Portfolios and Acquiring Funds will not bear these costs.

Performance

In each Reorganization, a C&B Portfolio will be reorganized into a corresponding Acquiring Fund created specifically to receive the assets and assume the liabilities of the C&B Portfolio. The C&B Portfolio will be the accounting survivor of the Reorganization, and the corresponding Acquiring Fund will assume the performance history of the C&B Portfolio at the closing of the Reorganization. The average annual total returns of the C&B Portfolios for one, five and ten years or for the life of the Portfolio, as applicable, are presented in the C&B Portfolios' prospectus. Please remember that past performance is no guarantee of future results.

/1/ In each of these Reorganizations, the C&B Portfolio will be reorganized into a new Wells Fargo Fund created specifically to receive the assets and assume the liabilities of its corresponding C&B Portfolio. The corresponding Wells Fargo Fund will commence operations at the closing of the Reorganization. In each Reorganization, the C&B Portfolio will be the accounting survivor of the Reorganization and the corresponding Wells Fargo Fund will assume the performance history of the C&B Portfolio at the closing of the Reorganization.

Material U.S. Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a C&B Portfolio shareholder. It is based on the Internal Revenue Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of C&B Portfolio shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or political subdivision thereof; a holder of C&B Portfolio shares as part of a hedge, straddle or conversion transaction; a person that does not hold C&B Portfolio shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

None of the C&B Portfolios or Acquiring Funds has requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

The obligation of the C&B Portfolios and the Acquiring Funds to consummate the Reorganization is conditioned upon their receipt of an opinion of counsel to Acquiring Funds generally to the effect that the Reorganization will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code, with respect to each Acquiring Fund and the corresponding C&B Portfolio, and such Acquiring Fund and corresponding C&B Portfolio will each be a "party to a reorganization" under Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and each Acquiring Fund and its corresponding C&B Portfolio are so treated, for U.S. federal income tax purposes, generally:

     . Neither an Acquiring Fund nor its corresponding C&B Portfolio will recognize any gain or loss as a result of the Reorganization.

     . A C&B Portfolio shareholder will not recognize any gain or loss as a result of the receipt of corresponding Acquiring Fund shares in exchange for such shareholder's C&B Portfolio shares pursuant to the Reorganization.

     . A C&B Portfolio shareholder's aggregate tax basis in the corresponding Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in C&B Portfolio shares held immediately before the Reorganization.

     . A C&B Portfolio shareholder's holding period for the corresponding Acquiring Fund shares received pursuant to the Reorganization will include the period during which the shareholder held C&B Portfolio shares.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the C&B Portfolios and Acquiring Funds, including representations in a certificate to be delivered by the management of each of the C&B Portfolios and Acquiring Funds. Counsel rendering the opinion will not independently investigate or verify the validity of such facts, representations and assumptions, and its opinion may be jeopardized if any of these facts representations or assumptions is incorrect in any material respect. The certificate of management of the Acquiring Funds also will include representations to the effect that (i) C&B will manage each Acquiring Fund in accordance with the investment objectives, policies and procedures of the corresponding C&B Portfolio as historically applied by C&B prior to the Reorganization; (ii) each Acquiring Fund will not dispose of any securities acquired from the corresponding C&B Portfolio except in accordance with such objectives, policies and procedures; and (iii) at the time of the Reorganization, there is no plan or intention to terminate C&B's investment management responsibilities over the Acquiring Funds. In certain instances, as a result of the Reorganization, these limitations may cause portfolio securities of a C&B Portfolio to be retained for a longer period of time than would otherwise be the case.

Since its formation, each of the Acquiring Funds and C&B Portfolios believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Acquiring Funds and C&B Portfolios believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders. Prior to the Reorganization, the C&B Portfolios must continue to make timely distributions of its previously undistributed net investment income and realized net capital gains, including capital gains on any securities disposed of in connection with the Reorganization. A C&B Portfolio shareholder must include any such distributions in such shareholder's taxable income.

Fees and Expenses of the Reorganization

All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be borne by Funds Management.

Capitalizations

The following table sets forth as of December 31, 2003, the capitalizations of the C&B Portfolios and of the Acquiring Funds. Pro forma capitalization information is not included for the Reorganization because the unnamed class of each C&B Portfolio is being reorganized into the Class D Shares of a corresponding Acquiring Fund that currently has no assets.

------------------------------------------------------------------------------
                                                                     Net Asset
                                            Total        Shares       Value
          Fund / Share Class              Net Assets   Outstanding  Per Share
------------------------------------------------------------------------------
C&B Large Cap Value Portfolio
------------------------------------------------------------------------------
   Unnamed class                        $  21,834,964    2,772,668  $     7.88
------------------------------------------------------------------------------
Wells Fargo C&B Large Cap Value Fund
------------------------------------------------------------------------------
   Class D                                          0            0           0
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                     Net Asset
                                            Total        Shares       Value
          Fund / Share Class              Net Assets   Outstanding  Per Share
------------------------------------------------------------------------------
C&B Mid Cap Value Portfolio
------------------------------------------------------------------------------
   Unnamed class                        $ 374,817,418   19,870,100  $    18.86
------------------------------------------------------------------------------
Wells Fargo C&B Mid Cap Value Fund
------------------------------------------------------------------------------
   Class D                              $           0            0  $        0
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                     Net Asset
                                            Total        Shares       Value
          Fund / Share Class              Net Assets   Outstanding  Per Share
------------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio
------------------------------------------------------------------------------
   Unnamed class                        $  10,639,869      626,151  $    16.99
------------------------------------------------------------------------------
Wells Fargo C&B Tax-Managed Value Fund
------------------------------------------------------------------------------
   Class D                                          0            0           0
------------------------------------------------------------------------------

Information on Voting

This Proxy/Prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote for one proposal at a meeting of shareholders of the C&B Portfolios, which we refer to as the Meeting. The Meeting will be held at [_________________, on [____]], 2004, at [__:00 a.m.
(Pacific/Eastern Time)].

You may vote in one of three ways:

     . complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States)

     . vote on the Internet at www.proxyvote.com (follow the instructions provided)

     .  call the toll-free number printed on your proxy ballot

     Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy ballot.

You may revoke a proxy once it is given, as long as it is submitted within the voting period, by submitting a later-dated proxy or a written notice of revocation to the appropriate C&B Portfolio. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

Only shareholders of record on [record date] are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on [record date] is entitled to one vote. For each C&B Portfolio, the presence in person or by proxy of shareholders entitled to cast a majority of votes eligible to be cast at the Meeting will constitute a quorum for the conduct of all business. When a quorum is present, approval of each proposal will require the affirmative vote of the lesser of (1) 67% or more of the shares of a C&B Portfolio present or represented by proxy at the Meeting, if holders of more than 50% of the C&B Portfolio's outstanding shares are present or represented by proxy, or (2) more than 50% of the C&B Portfolio's outstanding shares. The Meeting may be adjourned from time to time by a majority of the votes properly voting on the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the date set for the original meeting (in which case the Board of Trustees will set a new record date), the C&B Portfolios will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not yet voted and the broker does not have discretionary authority to vote the shares) will be counted towards establishing a quorum. Approval of the proposal will occur only if a sufficient number of votes at the Meeting are cast FOR the proposal. Abstentions do not constitute a vote "for" and effectively result in a vote "against" and are disregarded in determining whether a proposal has received enough votes. Broker non-votes do not represent a vote "for" or "against" and are disregarded in determining whether a proposal has received sufficient votes.

The Board knows of no matters other than those described in this Proxy/Prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board's intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

In addition to the solicitation of proxies by mail or expedited delivery service, the employees and agents of Funds Management, C&B and their affiliates may solicit proxies by telephone. The Funds have engaged the proxy solicitation firm of Georgeson Shareholder Communications Inc., which will receive a fee from Funds Management for its solicitation services. Funds Management also will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The C&B Portfolios and the Acquiring Funds will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.

Outstanding Shares

As of [record date], each C&B Portfolio had the following numbers of shares outstanding:

--------------------------------------------------
           C&B Portfolio          Number of Shares
                                     Outstanding
--------------------------------------------------
C&B Large Cap Value Portfolio
--------------------------------------------------
C&B Mid Cap Value Portfolio
--------------------------------------------------
C&B Tax-Managed Value Portfolio
--------------------------------------------------

Interests of Certain Persons in the Transactions

To the knowledge of the C&B Portfolios and the Acquiring Funds, as of December 31, 2003, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of the unnamed class shares of any C&B Portfolio or Acquiring Fund:

                           As of [________, 2004]
-------------------------------------------------------------------------
                                                                  % of
                                                                Portfolio
                             Unnamed Class    % of     % of       Post
Portfolio  Name & Address  Type of Ownership  Class  Portfolio   Closing
-------------------------------------------------------------------------

-------------------------------------------------------------------------

-------------------------------------------------------------------------

-------------------------------------------------------------------------

-------------------------------------------------------------------------

To the knowledge of the C&B Portfolios and the Acquiring Funds, as of December 31, 2003, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of the unnamed class of any C&B Portfolio or Acquiring Fund:

                        As of [________, 2004]
--------------------------------------------------------------
                                                       % of
                                                     Portfolio
                             Unnamed Class    % of     Post
Portfolio  Name & Address  Type of Ownership  Class   Closing
--------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------

As of [Record Date], the Officers and Trustees of Wells Fargo Funds as a group owned less than [__]% of each C&B Portfolio and each Acquiring Fund.

Shareholder Meetings

The C&B Portfolios normally will not hold meetings of shareholders except as required under the Investment Company Act of 1940, as amended (the "1940 Act") and the laws applicable to Massachusetts. Wells Fargo Funds does not presently hold annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act. Any shareholder proposal for a shareholder meeting must be presented to the C&B Portfolios or the Wells Fargo Funds within a reasonable time before proxy materials for the next meeting are sent to shareholders. Because the C&B Portfolios and Wells Fargo Funds do not hold regular shareholder meetings, no anticipated date of the next meeting can be provided.

                                    EXHIBIT A

                                EXPENSE SUMMARIES
                    OF THE C&B PORTFOLIOS AND ACQUIRING FUNDS

The following tables describe the current fees and expenses associated with holding C&B Portfolio and Acquiring Fund shares. In particular, the tables compare the current fees and expenses for the unnamed class of each C&B Portfolio and the pro forma fees and expenses of Class D shares of each Acquiring Fund after giving effect to the Reorganization. Pro forma expense ratios shown should not be considered an actual representation of future expenses or performance. Such pro forma expense ratios project anticipated asset and expense levels, but actual ratios may be greater or less than those shown.

---------------------------------------------------------------------------------------------------------
                                                                                    Wells Fargo C&B Large
                                                                 C&B Large Cap         Cap Value Fund
Unnamed Class / Class D                                         Value Portfolio           Pro Forma
---------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
---------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases                          None                   None
   (as a percentage of offering price)
   Maximum Deferred Sales Charge (Load)
   (as a percentage of the NAV on the date of original
   purchase)                                                         None                   None
---------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses deducted from fund assets, as a percentage of average net assets)
---------------------------------------------------------------------------------------------------------
   Management fee                                                          0.63%                     0.75%
   Distribution (Rule 12b-1) fee                                           0.00%                     0.00%
   Other expenses/1/                                                       0.57%                     0.91%
   --------------                                                          ----                      ----
   Total Annual Fund Operating Expenses (Gross)                            1.20%                     1.66%
   Waivers                                                                 0.04%                     0.46%
   -------                                                                 ----                      ----
   Net Annual Fund Operating Expenses                                      1.16%/2/                  1.20%/3/
---------------------------------------------------------------------------------------------------------

----------
1 The Other Expenses ratio for the C&B Portfolio is based on the actual expenses for the Portfolio's most recent fiscal year ended October 31, 2003. The ratio for the Acquiring Fund is based on estimates for the current fiscal year and include various fund start-up expenses, which will only be incurred in the first year of the Fund's operation. Without including these first year expenses, the Gross Operating Expense ratio for the Wells Fargo C&B Large Cap Value Fund would be 1.52%.
2 C&B has contractually agreed through March 1, 2005, to waive fees and reimburse expenses in order to keep the operating expense ratio from exceeding 1.25%. For a portion of the Portfolio's most recent fiscal year ended on October 31, 2003, the actual operating expense ratio of the Portfolio was lower than the contractually agreed upon operating expense ratio. Shareholders paid the net operating expense ratio shown. The contract has a one-year term and may be continued for subsequent one-year periods at C&B's discretion.
3 Funds Management has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

-----------------------------------------------------------------
                                            Wells Fargo C&B Large
                           C&B Large Cap       Cap Value Fund
Unnamed Class / Class D   Value Portfolio         Pro Forma
-----------------------------------------------------------------
One Year                  $           127   $                 122
Three Year                $           386   $                 415
Five Year                 $           664   $                 765
Ten Year                  $         1,459   $               1,751
-----------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                     Wells Fargo C&B Mid
                                                                  C&B Mid Cap          Cap Value Fund
Unnamed Class / Class D                                         Value Portfolio          Pro Forma
--------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases                          None                   None
   (as a percentage of offering price)
   Maximum Deferred Sales Charge (Load)
   (as a percentage of the NAV on the date of original
   purchase)                                                         None                   None
--------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets, as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------
   Management fee                                                          0.63%                    0.75%
   Distribution (Rule 12b-1) fee                                           0.00%                    0.00%
   Other expenses/1/                                                       0.64%                    0.64%
   --------------                                                          ----                     ----
   Total Annual Fund Operating Expenses (Gross)                            1.27%                    1.39%
   Waivers                                                                 0.00%                    0.14%
   -------                                                                 ----                     ----
   Net Annual Fund Operating Expenses                                      1.27%/2/                 1.25%/3/
--------------------------------------------------------------------------------------------------------

----------
1 The Other Expenses ratio for the C&B Portfolio is based on the actual expenses for the Portfolio's most recent fiscal year ended October 31, 2003. The ratio for the Acquiring Fund is based on estimates for the current fiscal year and include various fund start-up expenses, which will only be incurred in the first year of the Fund's operation. Without including these first year expenses, the Gross Operating Expenses ratio for the Wells Fargo C&B Mid Cap Value Fund would be 1.38%.
2 C&B has contractually agreed through March 1, 2005, to waive fees and reimburse expenses in order to keep the operating expense ratio from exceeding 1.40%. For the Portfolio's most recent fiscal year ended on October 31, 2003, the actual operating expense ratio of the Portfolio was lower than the contractually agreed upon operating expense ratio. Shareholders paid the net operating expense ratio shown. The contract has a one-year term and may be continued for subsequent one-year periods at C&B's discretion.
3 Funds Management has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

---------------------------------------------------------------
                                            Wells Fargo C&B Mid
                            C&B Mid Cap       Cap Value Fund
Unnamed Class / Class D   Value Portfolio        Pro Forma
---------------------------------------------------------------
One Year                  $           129   $               127
Three Year                $           403   $               410
Five Year                 $           697   $               729
Ten Year                  $         1,534   $             1,632
---------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Unnamed Class / Class D
                                                                                       Wells Fargo C&B
                                                                C&B Tax-Managed        Tax-Managed Value
                                                                Value Portfolio         Fund Pro Forma
--------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------------------------------
   Maximum Sales Charge (Load) on Purchases                          None                   None
   (as a percentage of offering price)
   Maximum Deferred Sales Charge (Load)
   (as a percentage of the NAV on the date of original
   purchase)                                                         None                   None
   Redemption Fee/1/                                                       1.00%                    1.00%
--------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from fund assets, as a percentage of average net assets)
--------------------------------------------------------------------------------------------------------
   Management fee                                                          0.63%                    0.75%
   Distribution (Rule 12b-1) fee                                           0.00%                    0.00%
   Other expenses/2/                                                       1.13%                    0.94%
   --------------                                                          ----                     ----
   Total Annual Fund Operating Expenses (Gross)                            1.76%                    1.69%
   Waivers                                                                 0.51%                    0.49%
   -------                                                                 ----                     ----
   Net Annual Fund Operating Expenses                                      1.25%/3/                 1.20%/4/
--------------------------------------------------------------------------------------------------------

----------
1 Redemption fee is deducted from the net proceeds of shares redeemed or exchanged within one year after purchase. This fee is retained by the Fund.
2 The Other Expenses ratio for the C&B Portfolio is based on the actual expenses for the Portfolio's most recent fiscal year ended October 31, 2003. The ratio for the Acquiring Fund is based on estimates for the current fiscal year and include various fund start-up expenses, which will only be incurred in the first year of the Fund's operation. Without including these first year expenses, the Gross Operating Expense ratio for the Wells Fargo Tax-Managed C&B Value Fund would be 1.54%.
3 C&B has contractually agreed through March 1, 2005, to waive fees and reimburse expenses in order to keep the operating expense ratio from exceeding 1.25%. The contract has a one-year term and may be continued for subsequent one-year periods at C&B's discretion.
4 Funds Management has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown. After this time, the net operating expense ratio of the Fund may be increased only with the approval of the Board of Trustees.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

-------------------------------------------------------------

                                             Wells Fargo C&B
                          C&B Tax-Managed   Tax-Managed Value
Unnamed Class / Class D   Value Portfolio     Fund Pro Forma
-------------------------------------------------------------
One Year                  $           127   $             122
Three Year                $           504   $             417
Five Year                 $           906   $             771
Ten Year                  $         2,031   $           1,770
-------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                 May [__], 2004

                         THE ADVISORS' INNER CIRCLE FUND
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                                      2004

                   Special Meeting of the Shareholders of the

                          C&B LARGE CAP VALUE PORTFOLIO
                           C&B MID CAP VALUE PORTFOLIO
                         C&B TAX-MANAGED VALUE PORTFOLIO

                    Series of The Advisors' Inner Circle Fund

     This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated May [__], 2004, which we refer to as the Proxy/Prospectus, for the Special Meeting of Shareholders of the three C&B Portfolios listed above, to be held on Friday, July 9, 2004. The Proxy/Prospectus may be obtained without charge by calling 1-800-336-7031 or writing to The Cooke & Bieler Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 or calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

     Incorporation of Documents by Reference in Statement of Additional Information

     This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

          (1)  The SAI for the C&B Portfolios, dated March 1, 2004.

          (2) Report of Independent Auditor and audited report financial statements for the C&B Portfolios, dated as of October 31, 2003.

                                       B-1
                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................B-3

GENERAL INFORMATION

     This SAI relates to the reorganization of the three C&B Portfolios with three funds of Wells Fargo Funds Trust listed below, which we refer to as the Acquiring Funds.

--------------------------------------------------------------------------------
C&B Portfolios                                  Acquiring Funds
--------------------------------------------------------------------------------
C&B Large Cap Value Portfolio                   WF C&B Large Cap Value Fund
   Unnamed Class                                   Class D
--------------------------------------------------------------------------------
C&B Mid Cap Value Portfolio                     WF C&B Mid Cap Value Fund
   Unnamed Class                                   Class D
--------------------------------------------------------------------------------
C&B Tax-Managed Value Portfolio                 WF C&B Tax-Managed Value Fund
   Unnamed Class                                   Class D
--------------------------------------------------------------------------------

     The reorganization of each C&B Portfolio will involve the following three steps:

  . the transfer of the assets and liabilities of the C&B Portfolio to its corresponding Acquiring Fund in exchange for designated classes of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

  . the pro rata distribution of the Acquiring Fund shares to the shareholders of record of the C&B Portfolio as of the effective date of the reorganization in full redemption of all shares of the C&B Portfolio; and

  .  the liquidation and termination of the C&B Portfolio.

     As a result of the reorganization, shareholders of each C&B Portfolio will become a shareholder of the corresponding Acquiring Fund having the same total value of shares as the shares of the C&B Portfolio that they held immediately before the reorganization. If a majority of the shares of one of the C&B Portfolios does not approve the reorganization, that Portfolio will not participate in the reorganization. In such a case, the C&B Portfolio will continue its operations beyond the date of the reorganization and the Board of Trustees of The Advisors' Inner Circle Fund will consider what further action is appropriate.

     For further information about the transaction, see the Proxy/Prospectus.

                                       B3

                                     PART C
                                OTHER INFORMATION

Item 15.  INDEMNIFICATION.

     Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

     SECTION 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this
Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

     SECTION 2. MANDATORY INDEMNIFICATION. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

     As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust ("disabling conduct").

          (c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

               (i) would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

               (ii) would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

          (d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

               (i) a final decision on the merits by a court or other body before whom the proceeding was brought; or

               (ii) in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

          (e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or

               (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

          (g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.  EXHIBITS.

     All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

EXHIBIT NUMBER   DESCRIPTION

(1) Amended and Restated Declaration of Trust dated November 5, 2002, is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement, filed December 27, 2002.

(2)              Not applicable.

(3)              Not Applicable.

(4)              Agreement and Plan of Reorganization, filed herewith.

(5)              Not applicable.

(6)(a) Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(b) Investment Sub-Advisory Agreement with Barclays Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002.

(6)(c) Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement, filed November 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(d) Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(e) Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(f) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration

                 Statement, filed October 1, 2003.

(6)(g) Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(h) Investment Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(i) Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(j) Investment Sub-Advisory Agreement with Sutter Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(k) Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(6)(l) Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, filed January 30, 2004.

(7) Amended and Restated Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(8)              Not Applicable.

(9) Custody Agreement with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(10) Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed July
                 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, filed January 30, 2004.

(11) Opinion and Consent of Counsel - Morrison & Foerster LLP, filed herewith.

(12)             See Item 17(3) of this Part C.

(13)(a) Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, filed January 30, 2004.

(13)(b) Administration Agreement between Registrant and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement, filed January 30, 2004.

(13)(c) Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(13)(d) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed October 30, 2000; Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed August 15, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.

(14)(a) Consent of Independent Auditors of Wells Fargo Funds Trust - KPMG LLP. Filed herewith.

(14)(b) Consent of Independent Auditors of The Advisors' Inner Circle Fund - KPMG LLP. Filed herewith.

(15)             Not applicable.

(16) Powers of Attorney, are incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed August 15, 2003.

(17)             Form of Proxy Ballot, filed herewith.

Item 17.  UNDERTAKINGS

     (a) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 27/th/ day of April, 2004.

                                          WELLS FARGO FUNDS TRUST


                                          By:/s/ C. David Messman
                                             -----------------------------------
                                          C. David Messman
                                          Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 27/th/ day of April, 2004.

SIGNATURES                                TITLE

--------------------------------------    President and/or Principal
Karla M. Rabusch*                         Executive Officer


--------------------------------------    Treasurer and/or Principal
Stacie D. DeAngelo*                       Financial Officer


A Majority of the Trustees*

Robert C. Brown
Thomas S. Goho
Peter G. Gordon
Richard M. Leach
J. Tucker Morse
Timothy J. Penny
Donald C. Willeke


*By: /s/ C. David Messman
     ---------------------------------
     C. David Messman
     (As Attorney-in-Fact)
     April 27, 2004

                             WELLS FARGO FUNDS TRUST
                               N-14 EXHIBIT INDEX

Exhibit Number   Description
--------------   --------------------------------------------------------

4                Agreement and Plan of Reorganization

11               Opinion and Consent of Counsel - Morrison & Foerster LLP

14(a)            Independent Auditors' Consent - KPMG LLP

14(b)            Independent Auditors' Consent - KPMG LL.

17               Form of Proxy Ballot